CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - EUR (€)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Total
Balance at December 31, 2024 – As Restated at Dec. 31, 2023	€ 200,000	€ 2,925,719	€ (5,562,358)	€ (2,436,639)
IfrsStatementLineItems [Line Items]
Loss and total comprehensive income (loss) for the year – as restated			(1,625,183)	(1,625,183)
Transactions with Owners in their capacity as owners: Shares issued for repayment of advances and salaries	5,982	5,594,018		5,600,000
Transactions with Owners in their capacity as owners: Issue of share capital	44,018	875,645		919,663
Balance at December 31, 2025 – As Restated at Dec. 31, 2024	250,000	9,395,382	(7,187,541)	2,457,841
IfrsStatementLineItems [Line Items]
Loss and total comprehensive income (loss) for the year – as restated			(1,128,807)	(1,128,807)
Balance at December 31, 2025 – As Restated at Dec. 31, 2025	€ 250,000	€ 9,395,382	€ (8,316,348)	€ 1,329,034